Statements of Net Assets Available for Benefits - Mayville Engineering Company, Inc. 401(k) Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Investments at fair value	$ 184,242	$ 156,073
Net assets available for benefits	184,242	156,073
Mutual funds
Investments at fair value:
Investments at fair value	139,903	122,967
Corporate common stock
Investments at fair value:
Investments at fair value	$ 44,339	$ 33,106